ACQUISITIONS AND FORECLOSURES (Foxwood Apartments - Memphis, Tennessee) (Details) (Foxwood Apartments - Memphis, Tennessee [Member], USD $)	0 Months Ended
Dec. 07, 2012
Foxwood Apartments - Memphis, Tennessee [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 2,200,000
Payment of acquisition fees	49,000
Acquisition fee, percentage	2.00%
Rental property:
Land	591,000
Buildings	1,449,000
Rental property	2,040,000
Acquired intangibles − in-place leases	236,000
Prepaid real estate insurance	16,000
Accrued expenses	(57,000)
Security deposits	(32,000)
Prepaid rents	(1,000)
Fair value assigned	$ 2,202,000